ALLOWANCE FOR LOAN LOSSES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	$ 3,785	$ 3,824	$ 3,819
Collectively Evaluated Recorded Investment in Loans	292,061	273,323	259,044
Individually Evaluated Allowance for Loan losses	76	302	524
Individually Evaluated Recorded Investment in Loans	4,872	5,828	10,924
Total Allowance for Loan Losses	3,861	4,126	4,343	$ 4,041
Total Recorded Investment in Loans	296,933	279,151	269,968
Commercial Loan [Member]
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	3,046	3,038	2,993
Collectively Evaluated Recorded Investment in Loans	238,044	219,680	205,374
Individually Evaluated Allowance for Loan losses	76	302	524
Individually Evaluated Recorded Investment in Loans	4,872	5,828	10,924
Total Allowance for Loan Losses	3,122	3,340	3,517	3,175
Total Recorded Investment in Loans	242,916	225,508	216,298
Real Estate [Member]
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	299	277	235
Collectively Evaluated Recorded Investment in Loans	23,944	22,183	18,806
Individually Evaluated Allowance for Loan losses	0	0	0
Individually Evaluated Recorded Investment in Loans	0	0	0
Total Allowance for Loan Losses	299	277	235	284
Total Recorded Investment in Loans	23,944	22,183	18,806
Consumer Loan [Member]
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	440	509	591
Collectively Evaluated Recorded Investment in Loans	30,073	31,460	34,864
Individually Evaluated Allowance for Loan losses	0	0	0
Individually Evaluated Recorded Investment in Loans	0	0	0
Total Allowance for Loan Losses	440	509	591	$ 582
Total Recorded Investment in Loans	$ 30,073	$ 31,460	$ 34,864